Finance cost and income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Costs Included in Income Statement
The finance costs included in the income statement are as follows
:

Million US dollar	2019	2018 restated	2017 restated
Interest expense	(4 168)	(4 141)	(4 314)
Capitalization of borrowing costs	19	23	22
Net interest on net defined benefit liabilities	(95)	(94)	(102)
Accretion expense	(650)	(511)	(736)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(393)	(449)	(382)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(180)	19	(306)
Tax on financial transactions	(79)	(110)	(68)
Net mark-to-market results on derivatives related to the hedging of share-based payment	898	(1 774)	(291)
Other financial costs, including bank fees	(225)	(242)	(136)
	(4 873)	(7 279)	(6 313)
Exceptional finance cost	(222)	(1 982)	(693)
Finance costs	(5 095)	(9 261)	(7 006)

Summary of Finance Income Included in Income Statement
Finance income included in the income statement is as follows:

Million US dollar	2019	2018 restated	2017 restated
Interest income	410	333	289
Hyperinflation monetary adjustments	86	46	—
Other financial income	21	56	91
	518	435	380
Exceptional finance income	1 104	—	—
Finance income	1 622	435	380

Summary of Interest Income
The interest income stems from the following financial assets:

Million US dollar	2019	2018	2017
Cash and cash equivalents	237	256	207
Investment debt securities held for trading	9	22	16
Other loans and receivables	164	55	64
Total	410	333	287